HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, ₽ in Billions				1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Oct. 09, 2023 USD ($)	Nov. 24, 2022 RUB (₽)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 RUB (₽)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Loss on disposal							$ 3,746	$ 3,746
Russian cash generating units | Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Impairment loss recognised in profit or loss, goodwill					$ 281
Carrying amount of net assets at disposal				$ (165)	168
Russian cash generating units | Assets and liabilities classified as held for sale | Total
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal				(179)	$ 152
Russian cash generating units | Assets and liabilities classified as held for sale | Discontinued operations
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Deferred consideration to be settled in cash								1,294
Loss on disposal								3,746
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation							3,414	3,414
Carrying amount of net assets at disposal	$ 1,642							1,642
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Deferred consideration to be settled in cash		$ 1,294	₽ 130			₽ 130
Deferred consideration, receivable reassigned							$ 11
Unitel LLC | Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Notional amount		$ 1,576
Deferred consideration	72							72
PJSC Vimpelcom | VEON Holdings B.V.
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Proceeds								$ 2,140
Debt repayment	$ 406			$ 406